Income Tax Note: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Details
Loss before discontinued operations and non-controlling interest	$ (1,100,422)	$ (2,928,189)
Statutory income tax rate	34.00%	34.00%
Expected in tax recovery at statutory income tax rates	(374,143)	(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	$ 197,568	$ 545,503